CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (64,873)	$ (23,973)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	28	22
Share-based compensation expense	897	368
Deferred income taxes	(197)	(46)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(1,185)	(219)
Accounts payable	1,006	119
Accrued expenses	4,105	1,862
Accrued milestone	10,000
Net cash used in operating activities	(50,219)	(21,867)
Cash flows from investing activities:
Purchases of property and equipment	(69)	(3)
Net cash used in investing activities	(69)	(3)
Cash flows from financing activities:
Proceeds from exercise of options		10
Net cash provided by financing activities	39,873	42,509
Net increase (decrease) in cash and cash equivalents and restricted cash	(10,415)	20,639
Cash and cash equivalents and restricted cash at beginning of period	56,075	35,436
Cash and cash equivalents and restricted cash at end of period	45,660	56,075
Supplemental information:
Cash paid for income taxes	290	115
Supplemental disclosure of non-cash investing and financing activities:
Deferred offering costs included in accrued expenses and accounts payable	25	8
Series A convertible preferred shares
Cash flows from financing activities:
Proceeds from issuance of convertible preferred shares, net of issuance costs		$ 42,499
Series B convertible preferred shares
Cash flows from financing activities:
Proceeds from issuance of convertible preferred shares, net of issuance costs	$ 39,873